BROKERAGE RECEIVABLES AND BROKERAGE PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Brokers and Dealers [Abstract]
Receivables from customers	$ 10,435	$ 10,380
Receivables from brokers, dealers, and clearing organizations	17,248	18,039
Total brokerage receivable	27,683	28,419
Payables to customers	35,653	33,984
Payables to brokers, dealers, and clearing organizations	18,069	18,196
Total brokerage payable	$ 53,722	$ 52,180